Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Operating Leases of Lessee Disclosure
Future minimum lease payments under non-cancelable operating leases as of December 31, 2016 are as follows:

(in millions)
Years ending December 31,	Future Minimum Lease Payments
2017	$22.9
2018	21.0
2019	20.6
2020	20.0
2021	13.7
Thereafter	42.1
Total future minimum lease payments	$140.3